FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187




                                 March 22, 2018



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:                       FT 7264
              (File No. 333-223116) (CIK No. 1725184)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 20, 2018.

                                    Very truly yours,
                                    FT 7264, Registrant

                                    /s/ First Trust Portfolios L.P.

                                    By: FIRST TRUST PORTFOLIOS L.P.,
                                                               Depositor